Note 6 - Operating Lease Right-of-use Asset, Net - Impact of New Lease Standard (Details) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Straight-line rent expense recognized for operating lease	$ 150	$ 450
Variable rent expense recognized for operating lease	63	202
Total rent expense	$ 213	$ 652
Weighted average remaining lease term (in years) (Year)	2 years 91 days	2 years 91 days
Weighted average discount rate	12.05%	12.05%